Commitments and Contingencies (Tables)	12 Months Ended
Aug. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Capital Commitments Under Non-Cancelable Contracts	As of August 31, 2022 and 2023, future minimum capital commitments under non-cancelable contracts were as follows:
	As of August 31,
	2022	2023
	RMB	RMB
Capital commitment for construction of schools	10,764	4,610
Capital commitment for an equity method investment	208,866	208,866
Total	219,630	213,476